RELATED PARTY TRANSACTIONS - Promissory Note from Related Party (Details) - USD ($)	Feb. 08, 2023	Mar. 31, 2023	Dec. 31, 2022	Aug. 03, 2022	Feb. 23, 2022	Dec. 31, 2021	May 10, 2021	Dec. 09, 2020
RELATED PARTY TRANSACTIONS
Repayment amount	$ 2,400,000
Amount outstanding	412,395	$ 412,395
Related party loans		412,395	$ 2,812,395			$ 1,412,295
Merger Agreement
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 12,000,000
Promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount					4,000,000		$ 2,000,000	$ 300,000
Repayment amount	$ 2,400,000
Aggregate cap of notes to cover operating costs		12,000,000	12,000,000	$ 12,000,000	$ 4,000,000
Related party loans		$ 412,395	$ 2,812,395			$ 1,412,295